Description of Business and Segmented Disclosures - Schedule of Segment and Operational Information (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Revenues
Gross Sales	$ 3,812	$ 5,068	$ 10,022	$ 16,190
Less: Royalties	153	332	221	847
Revenue	3,659	4,736	9,801	15,343
Expenses
Purchased Product	1,408	1,862	3,974	6,344
Transportation and Blending	1,033	1,255	3,307	3,768
Operating	481	529	1,445	1,574
Inventory Write-Down (Reversal)		16	549	24
Production and Mineral Taxes		1		1
(Gain) Loss on Risk Management	3		233	181
Depreciation, Depletion and Amortization	1,092	558	2,615	1,668
Exploration Expense	25	1	32	10
Segment Income (Loss)	(383)	514	(2,354)	1,773
General and Administrative	50	72	124	209
Onerous Contract Provisions	1	(1)		(8)
Finance Costs	145	138	391	376
Interest Income	(2)	(3)	(4)	(9)
Foreign Exchange (Gain) Loss, Net	(159)	88	168	(265)
Re-measurement of Contingent Payment	(31)	(17)	(97)	137
Research Costs	3	6	8	16
(Gain) Loss on Divestiture of Assets	(1)	3		7
Other (Income) Loss, Net	(17)	(11)	(60)	(4)
Total Non-operating (Income) Expense	(11)	275	530	459
Earnings (Loss) Before Income Tax	(372)	239	(2,884)	1,314
Income Tax Expense (Recovery)	(178)	52	(658)	(767)
Net Earnings (Loss)	(194)	187	(2,226)	2,081
Oil Sands [Member]
Revenues
Gross Sales	2,195	2,722	5,287	8,179
Less: Royalties	129	336	193	827
Revenue	2,066	2,386	5,094	7,352
Expenses
Transportation and Blending	1,015	1,249	3,268	3,736
Operating	276	227	785	771
Inventory Write-Down (Reversal)			316
(Gain) Loss on Risk Management	137	(7)	228	38
Operating Margin	638	917	497	2,807
Depreciation, Depletion and Amortization	469	391	1,275	1,127
Exploration Expense		1	7	10
Segment Income (Loss)	169	525	(785)	1,670
Conventional [Member]
Revenues
Gross Sales	156	131	451	501
Less: Royalties	24	(4)	28	20
Revenue	132	135	423	481
Expenses
Transportation and Blending	21	20	63	62
Operating	81	77	246	257
Production and Mineral Taxes		1		1
Operating Margin	30	37	114	161
Depreciation, Depletion and Amortization	75	78	563	247
Exploration Expense	25		25
Segment Income (Loss)	(70)	(41)	(474)	(86)
Refining and Marketing [Member]
Revenues
Gross Sales	1,569	2,420	4,706	7,958
Revenue	1,569	2,420	4,706	7,958
Expenses
Purchased Product	1,444	2,026	4,170	6,622
Operating	197	255	624	698
Inventory Write-Down (Reversal)		16	233	24
(Gain) Loss on Risk Management	2	(3)	(6)	(14)
Operating Margin	(74)	126	(315)	628
Depreciation, Depletion and Amortization	521	65	673	213
Segment Income (Loss)	(595)	61	(988)	415
Corporate and Eliminations [Member]
Revenues
Gross Sales	(108)	(205)	(422)	(448)
Revenue	(108)	(205)	(422)	(448)
Expenses
Purchased Product	(36)	(164)	(196)	(278)
Transportation and Blending	(3)	(14)	(24)	(30)
Operating	(73)	(30)	(210)	(152)
(Gain) Loss on Risk Management	(136)	10	11	157
Depreciation, Depletion and Amortization	27	24	104	81
Segment Income (Loss)	113	(31)	(107)	(226)
General and Administrative	50	72	124	209
Onerous Contract Provisions	1	(1)		(8)
Finance Costs	145	138	391	376
Interest Income	(2)	(3)	(4)	(9)
Foreign Exchange (Gain) Loss, Net	(159)	88	168	(265)
Re-measurement of Contingent Payment	(31)	(17)	(97)	137
Research Costs	3	6	8	16
(Gain) Loss on Divestiture of Assets	(1)	3		7
Other (Income) Loss, Net	(17)	(11)	(60)	(4)
Total Non-operating (Income) Expense	$ (11)	$ 275	$ 530	$ 459